Tax on Income	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax Text Block Abstract
TAX ON INCOME

NOTE 20 - TAX ON INCOME:

A.	Taxes on income:

Cayman Islands:

The Company has incorporated in the Cayman Islands and under the local current laws; the Company is not subject to corporate income tax.

Israel:

Israeli corporate tax rate is 23% in 2021 and 2020.

United States of America:

The U.S. subsidiary incorporated in 2017 and is subject to local corporate tax in the United States. As of December 31, 2021, the U.S. subsidiary has not received a final tax assessment.

B.	Reconciliation between the theoretical tax on the pre-tax income and the tax expense (benefit):

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Loss before income tax	14,891	12,706	16,366
Statutory tax rate	0%	0%	0%
Income tax at the statutory tax rate	-	-	-
Expenses not recognized for tax purposes	-	-	(488)
Recondition of deferred tax asset with were not recognized on prior periods	(3)	(18)	(369)
Income tax benefit	(3)	(18)	(857)

C.	Income tax expense (benefit):

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Current	2	-	(488)
Deferred taxes, net	(5)	(18)	(369)
	(3)	(18)	(857)

D.	Deferred tax liabilities:

Deferred tax assets, net reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The Company’s deferred tax liabilities, resulting from:

	December 31, 2021	December 31, 2020	December 31, 2019
Deferred tax liabilities:
Intangible assets	-	-	23
Total	-	-	23

E.	Net losses carry forwards:

As of December 31, 2021, the Israeli Company has estimated carry forward tax losses of approximately $13,540. The USA Subsidiaries have estimated carry forward tax losses of approximately $21,908. The Company did not recognize deferred tax assets relating to carry forward losses in the consolidated financial statements because their utilization in the foreseeable future is not probable.